Consolidated Statement of Changes in Equity - CAD ($) $ in Millions	Total	Contributed Surplus [Member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Accumulated other comprehensive income [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	Accumulated other comprehensive income [member] Reserve of exchange differences on translation [member]	Accumulated other comprehensive income [member] Reserve of cash flow hedges [member]	Accumulated other comprehensive income [member] Financial Assets At Fair Value Through Other Comprehensive Income [Member]	Accumulated other comprehensive income [member] Equity Securities At Fair Value Through Other Comprehensive Income [Member]	Common shares [member]	Common shares [member] Retained earnings [member]	Common shares [member] Issued capital [member]	Common shares [member] Treasury shares [member]	Preferred shares and other equity instruments [member]	Preferred shares and other equity instruments [member] Retained earnings [member]	Preferred shares and other equity instruments [member] Issued capital [member]	Preferred shares and other equity instruments [member] Treasury shares [member]
Balance at beginning of year (Impact On Adoption [Member]) at Oct. 31, 2022			$ 112
Balance at beginning of year at Oct. 31, 2022		$ 179	73,698		$ 78	$ 12,048	$ (5,717)	$ (476)	$ 23	$ 24,363		$ 24,363	$ (91)	$ 11,253			$ (7)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		(21)								83		83
Shares issued as a result of dividend reinvestment plan										1,720
Purchase of shares for cancellation and other										(732)		(732)
Issue of shares and other equity instruments														0
Redemption of shares and other equity instruments														(400)
Purchase of shares													(7,959)
Purchase of shares and other equity instruments																	590
Sale of shares and other equity instruments																	532
Sale of shares													7,986
Net premium (discount) on sale of treasury instruments		27
Other		(30)
Net income attributable to equity instrument holders			10,634
Dividends											$ (6,982)				$ (563)
Share and other equity instrument issue expenses			(3,553)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 20)			0
Remeasurement gain/(loss) on employee benefit plans	$ (86)		(86)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			(252)
Other comprehensive income (loss)	63							63
Allowance for credit losses | IFRS 17 [Member]			0	$ 0
Allowance for credit losses	0							0
Other comprehensive income (loss)									(402)
Reclassification of loss/(gain) to retained earnings									252
Other comprehensive income (loss)	(116)				(116)
Other comprehensive income (loss)	629					629
Other comprehensive income (loss)	245						245
Share of accumulated other comprehensive income (loss) from investment in Schwab	91			(3,877)
Balance at end of year (Impact On Adoption [Member]) at Oct. 31, 2023			0
Balance at end of year at Oct. 31, 2023	112,071	155	73,008	2,750	(38)	12,677	(5,472)	(413)	(127)	25,434		25,434	(64)	10,853		$ 10,853	(65)
Disclosure of classes of share capital [line items]
Issuance of stock options, net of options exercised		20								112		112
Shares issued as a result of dividend reinvestment plan										529
Purchase of shares for cancellation and other										(702)		(702)
Issue of shares and other equity instruments														1,335
Redemption of shares and other equity instruments														(1,300)
Purchase of shares													(11,209)
Purchase of shares and other equity instruments																	625
Sale of shares and other equity instruments																	672
Sale of shares													11,256
Net premium (discount) on sale of treasury instruments		22
Other		7
Net income attributable to equity instrument holders			8,842
Dividends											$ (7,163)				$ (526)
Share and other equity instrument issue expenses			(3,295)
Net premium on repurchase of common shares and redemption of preferred shares and other equity instruments (Note 20)			7
Remeasurement gain/(loss) on employee benefit plans	(111)		(111)
Realized gain/(loss) on equity securities designated at fair value through other comprehensive income			88
Other comprehensive income (loss)	205							196
Allowance for credit losses | IFRS 17 [Member]			10	(10)
Allowance for credit losses	(1)							(1)
Other comprehensive income (loss)									250
Reclassification of loss/(gain) to retained earnings									88
Other comprehensive income (loss)	16				16
Other comprehensive income (loss)	216					216
Other comprehensive income (loss)	2,548						2,548
Share of accumulated other comprehensive income (loss) from investment in Schwab	2,007			(1,870)
Balance at end of year at Oct. 31, 2024	$ 115,160	$ 204	$ 70,826	$ 7,904	$ (22)	$ 12,893	$ (2,924)	$ (208)	$ 35	$ 25,373		$ 25,373	$ (17)	$ 10,888		$ 10,888	$ (18)